Financial Instruments - Summary of the contractual maturities of the Company's financial liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 23,703	$ 23,361
Obligations under office leases	2,519
Obligations under land leases	5,100
Other obligations	3,587
Financial liabilities on undiscounted basis ,Total	34,909
Later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	23,703
Obligations under office leases	321
Obligations under land leases	17
Other obligations	13
Financial liabilities on undiscounted basis ,Total	24,054
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Obligations under office leases	1,217
Obligations under land leases	70
Other obligations	3,551
Financial liabilities on undiscounted basis ,Total	4,838
Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Obligations under office leases	829
Obligations under land leases	73
Other obligations	23
Financial liabilities on undiscounted basis ,Total	925
Later than three years and later [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Obligations under office leases	152
Obligations under land leases	4,940
Other obligations	0
Financial liabilities on undiscounted basis ,Total	$ 5,092